Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Schedule of Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 104,551	€ 85,637	€ 73,491
Subscription [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	103,658	85,251	73,491
Advertising [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 893	€ 386	€ 0